Employee Benefit Plan, Schedule, Asset Held for Investment (Tables)	12 Months Ended
Dec. 31, 2025
EBP-001
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Schedule of Asset Held for Investment

FORM 5500, SCHEDULE H, Part IV, LINE 4I — SCHEDULE OF ASSETS (HELD AT END OF YEAR)
AS OF DECEMBER 31, 2025

Current Value

Self-directed brokerage accounts**	$1,195,784,220
UnitedHealth Group Inc. common stock*	262,702,858
Fidelity institutional cash - U.S. government fund*	4,672,909
Participant loans (interest ranging from 3.25% to 10.50% and maturity dates ranging from January 2026 - June 2050)*	574,579,272
Total investments	$2,037,739,259
*Known party-in-interest
**Certain investments in the self-directed brokerage accounts are issued by a party-in-interest